Offerings - Offering: 1	Sep. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	51,229,508
Proposed Maximum Offering Price per Unit	0.5241
Maximum Aggregate Offering Price	$ 26,849,385.14
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,707.90
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover an indeterminate number of shares of common stock, par value $0.0001 per share ("Common Stock"), of Fold Holdings, Inc. (the "Registrant") that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of Common Stock on The Nasdaq Stock Market on September 15, 2026, in accordance with Rule 457(c) under the Securities Act.

Includes up to 51,229,508 shares of Common Stock that the Registrant may elect, in its sole discretion, to issue and sell to Roth Principal Investments, LLC ("Roth Principal Investments") pursuant to the Common Stock Purchase Agreement, dated as of September 4, 2026, by and between the Registrant and Roth Principal Investments (the "Purchase Agreement"), subject to the satisfaction of the conditions and limitations of the Purchase Agreement.